UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: December, 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Defiance Autism Impact ETF
ASD (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance Autism Impact ETF for the period of June 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/asd/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Autism Impact ETF	$7	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,351,025
Number of Holdings	39
Portfolio Turnover	22%
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Health Care	87.8%
Consumer Discretionary	12.0%
Cash & Other	0.2%

Top 10 Issuers	(%)*
Definium Therapeutics, Inc.	4.8%
Neuren Pharmaceuticals Ltd.	3.2%
LifeStance Health Group, Inc.	3.0%
Otsuka Holdings Co. Ltd.	3.0%
Acadia Healthcare Co., Inc.	2.9%
ACADIA Pharmaceuticals, Inc.	2.9%
MapLight Therapeutics, Inc.	2.9%
AbbVie, Inc.	2.7%
BrightSpring Health Services, Inc.	2.7%
Revvity, Inc.	2.7%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/asd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Autism Impact ETF	PAGE 1	TSR-SAR-268961331

Defiance Drone and Modern Warfare ETF
JEDI (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance Drone and Modern Warfare ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/jedi/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Drone and Modern Warfare ETF	$38	0.69%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$152,795,011
Number of Holdings	44
Portfolio Turnover	66%
30-Day SEC Yield	-0.61%
30-Day SEC Yield Unsubsidized	-0.61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Industrials	62.3%
Information Technology	28.5%
Communication Services	8.8%
Cash & Other	0.4%

Top 10 Issuers	(%)*
Redwire Corp.	11.6%
Unusual Machines, Inc.	10.9%
Ondas, Inc.	6.7%
Intuitive Machines, Inc.	5.8%
Rocket Lab Corp.	5.3%
C3.ai, Inc.	4.8%
Red Cat Holdings, Inc.	4.6%
AST SpaceMobile, Inc.	4.3%
Archer Aviation, Inc.	4.0%
AeroVironment, Inc.	3.0%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/jedi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Drone and Modern Warfare ETF	PAGE 1	TSR-SAR-26922B394

Defiance Quantum ETF
QTUM (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/qtum/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Quantum ETF	$25	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,261,300,187
Number of Holdings	88
Portfolio Turnover	28%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	82.4%
Industrials	8.7%
Communication Services	5.1%
Consumer Discretionary	2.0%
Health Care	1.1%
Cash & Other	0.7%

Top 10 Issuers	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
Horizon Quantum Holdings Ltd.	2.4%
Arqit Quantum, Inc.	2.4%
Quantinuum, Inc.	1.6%
Astera Labs, Inc.	1.6%
Applied Materials, Inc.	1.5%
KLA Corp.	1.5%
MKS, Inc.	1.5%
Onto Innovation, Inc.	1.5%
Teradyne, Inc.	1.5%

Top Ten Countries	(%)*
United States	72.4%
Japan	7.6%
Netherlands	7.0%
Taiwan	6.6%
Canada	3.7%
United Kingdom	3.6%
Singapore	2.4%
Switzerland	2.2%
Israel	1.2%
Cash & Other	-6.7%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/qtum/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Quantum ETF	PAGE 1	TSR-SAR-26922A420

Defiance Retail Kings ETF
RKNG (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance Retail Kings ETF for the period of January 21, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rkng/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Retail Kings ETF	$37	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$7,150,748
Number of Holdings	31
Portfolio Turnover	86%
30-Day SEC Yield	-0.71%
30-Day SEC Yield Unsubsidized	-0.71%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	69.3%
Industrials	17.3%
Real Estate	3.4%
Materials	3.4%
Communication Services	3.2%
Energy	3.2%
Cash & Other	0.2%

Top 10 Issuers	(%)*
BlackBerry, Ltd.	4.5%
Nebius Group NV	3.9%
Micron Technology, Inc.	3.9%
Sandisk Corp.	3.8%
Bloom Energy Corp.	3.8%
Western Digital Corp.	3.8%
Advanced Micro Devices, Inc.	3.7%
Intel Corp.	3.7%
Vertiv Holdings Co.	3.6%
Dell Technologies, Inc.	3.6%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/rkng/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Retail Kings ETF	PAGE 1	TSR-SAR-26922B378

Defiance Space and Connective Tech ETF
Formerly Defiance Connective Technologies ETF
UFOX (formerly SIXG) (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance Space and Connective Tech ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ufox/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Space and Connective Tech ETF	$19	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,011,994,417
Number of Holdings	60
Portfolio Turnover	25%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	72.3%
Communication Services	15.1%
Industrials	9.1%
Real Estate	3.1%
Cash & Other	0.4%

Top 10 Issuers	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	19.6%
MaxLinear, Inc.	6.5%
Space Exploration Technologies Corp.	5.2%
Rocket Lab Corp.	4.9%
Apple, Inc.	3.8%
Broadcom, Inc.	3.8%
Marvell Technology, Inc.	3.8%
NVIDIA Corp.	3.7%
AST SpaceMobile, Inc.	3.5%
Cisco Systems, Inc.	3.4%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/ufox/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Space and Connective Tech ETF	PAGE 1	TSR-SAR-26922A289

Defiance US 100 Tech AI Moat ETF
AIX (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance US 100 Tech AI Moat ETF for the period of June 24, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/aix/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance US 100 Tech AI Moat ETF	$1	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,010,136
Number of Holdings	30
Portfolio Turnover	2%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	74.0%
Communication Services	13.4%
Consumer Discretionary	10.8%
Industrials	1.4%
Real Estate	0.2%
Cash & Other	0.2%

Top 10 Issuers	(%)*
KLA Corp.	6.2%
Intel Corp.	5.9%
Micron Technology, Inc.	5.8%
Advanced Micro Devices, Inc.	5.8%
ARM Holdings PLC	5.3%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.6%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc.	4.5%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/aix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance US 100 Tech AI Moat ETF	PAGE 1	TSR-SAR-268961323

Defiance US 100 Tech Ex Software ETF
XIGV (Principal U.S. Listing Exchange: Cboe )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Defiance US 100 Tech Ex Software ETF for the period of June 24, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/xigv/. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance US 100 Tech Ex Software ETF	$1	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,009,110
Number of Holdings	76
Portfolio Turnover	2%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	52.7%
Consumer Discretionary	15.1%
Communication Services	13.6%
Consumer Staples	5.6%
Health Care	5.3%
Industrials	3.3%
Utilities	1.7%
Materials	1.5%
Energy	0.7%
Cash & Other	0.5%

Top 10 Issuers	(%)*
Micron Technology, Inc.	5.9%
Advanced Micro Devices, Inc.	5.9%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Alphabet, Inc.	4.6%
NVIDIA Corp.	4.6%
Apple, Inc.	4.6%
Meta Platforms, Inc.	4.6%
Intel Corp.	4.5%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/xigv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance US 100 Tech Ex Software ETF	PAGE 1	TSR-SAR-268961315

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ticker
Defiance Autism Impact ETF	ASD
Defiance Drone and Modern Warfare ETF	JEDI
Defiance Quantum ETF	QTUM
Defiance Retail Kings ETF	RKNG
Defiance Space and Connective Tech ETF (Formerly Defiance Connective Technologies ETF: SIXG)	UFOX
Defiance US 100 Tech AI Moat ETF	AIX
Defiance US 100 Tech Ex Software ETF	XIGV

Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

Defiance Autism Impact ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 12.0%
Bright Horizons Family Solutions, Inc.(a)	506	$35,865
Graham Holdings Co. - Class B	28	31,960
Grand Canyon Education, Inc.(a)	218	31,198
Pearson PLC	2,182	34,637
Stride, Inc.(a)	332	28,632
		162,292
Health Care - 87.8%(b)
AbbVie, Inc.	146	36,739
Acadia Healthcare Co., Inc.(a)	1,328	39,216
ACADIA Pharmaceuticals, Inc.(a)	1,544	39,063
Anavex Life Sciences Corp.(a)	13,216	34,229
BioMarin Pharmaceutical, Inc.(a)	594	33,989
Brainsway Ltd. - ADR(a)	2,250	34,897
BrightSpring Health Services, Inc.(a)	524	36,544
Bristol-Myers Squibb Co.	580	33,420
Definium Therapeutics, Inc.(a)	1,370	64,445
Eli Lilly & Co.	28	33,584
GSK PLC	1,264	33,234
H Lundbeck AS	4,768	30,980
Ipsen SA	182	35,124
Jazz Pharmaceuticals PLC(a)	140	33,736
Johnson & Johnson	138	35,048
KPJ Healthcare Bhd	42,600	33,955
Life Healthcare Group Holdings Ltd.	53,486	34,036
LifeStance Health Group, Inc.(a)	3,838	41,105
MapLight Therapeutics, Inc.(a)	1,088	38,994
Medicover AB - Class B	1,496	35,552
Neuren Pharmaceuticals Ltd.(a)	3,554	43,704
Novartis AG	218	34,209
Otsuka Holdings Co. Ltd.	600	39,889
Pfizer, Inc.	1,262	30,389
Repligen Corp.(a)	248	33,837
Revvity, Inc.	326	36,271
Roche Holding AG	82	33,831
Shionogi & Co. Ltd.	1,800	30,889
Sumitomo Pharma Co. Ltd.(a)	3,800	35,095
Supernus Pharmaceuticals, Inc.(a)	726	33,766
Takeda Pharmaceutical Co. Ltd.	1,000	31,718
Teva Pharmaceutical Industries Ltd.(a)	962	31,761
Vanda Pharmaceuticals, Inc.(a)	5,416	33,146
		1,186,395
TOTAL COMMON STOCKS (Cost $1,244,205)		1,348,687

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57%(c)	2,894	$2,894
TOTAL MONEY MARKET FUNDS (Cost $2,894)		2,894
TOTAL INVESTMENTS - 100.0% (Cost $1,247,099)		$1,351,581
Liabilities in Excess of Other Assets - (0.0)%(d)		(556)
TOTAL NET ASSETS - 100.0%		$1,351,025

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Defiance Drone and Modern Warfare ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 8.8%
AST SpaceMobile, Inc.(a)	73,212	$6,505,618
Iridium Communications, Inc.	69,410	3,807,139
Space Exploration Technologies Corp. - Class A(a)	17,877	3,054,464
		13,367,221
Industrials - 62.3%(b)
AeroVironment, Inc.(a)	28,134	4,644,079
AIRO Group Holdings, Inc.(a)	267,200	1,974,608
Archer Aviation, Inc. - Class A(a)	1,304,935	6,172,343
BlackSky Technology, Inc.(a)	164,575	4,594,934
CACI International, Inc. - Class A(a)	2,629	1,217,911
Chemring Group PLC	123,965	842,404
Cohort PLC	49,606	809,824
DroneShield Ltd.(a)	873,277	1,464,113
Elbit Systems, Ltd.	885	671,467
Electro Optic Systems Holdings Ltd.(a)	455,725	3,251,976
Exail Technologies SA(a)	5,495	754,521
General Dynamics Corp.	2,306	816,877
Hensoldt AG	9,623	745,495
Intuitive Machines, Inc.(a)	417,648	8,933,491
Joby Aviation, Inc.(a)	438,457	3,911,036
Kratos Defense & Security Solutions, Inc.(a)	39,981	1,993,453
L3Harris Technologies, Inc.	2,513	730,253
Leidos Holdings, Inc.	6,969	717,598
Mercury Systems, Inc.(a)	19,393	2,372,346
Parsons Corp.(a)	33,311	1,745,163
Planet Labs PBC(a)	118,291	3,918,981
QinetiQ Group PLC	127,572	715,205
Red Cat Holdings, Inc.(a)	666,654	7,099,865
Redwire Corp.(a)	1,449,896	17,732,228
Rocket Lab Corp.(a)	79,186	8,049,257
RTX Corp.	4,116	780,929
Saab AB	11,683	606,956
Science Applications International Corp.	18,018	1,989,367
Spire Global, Inc.(a)	153,497	2,855,044
Swarmer, Inc.(a)	22,569	1,000,032
Thales SA	2,858	734,547
Vertical Aerospace Ltd.(a)	789,676	1,374,036
		95,220,339
Information Technology - 28.5%(b)
C3.ai, Inc. - Class A(a)	810,280	7,365,445
Elsight Ltd.(a)	204,512	1,005,969
Frequency Electronics, Inc.(a)	68,499	4,544,909
Kraken Robotics, Inc.(a)	119,998	536,238

	Shares	Value
Ondas, Inc.(a)	1,236,445	$10,188,307
Palantir Technologies, Inc. - Class A(a)	15,119	1,763,934
Telos Corp.(a)	315,001	1,449,004
Unusual Machines, Inc.(a)	747,001	16,658,122
		43,511,928
TOTAL COMMON STOCKS (Cost $153,047,730)		152,099,488
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.57%(c)	784,601	784,601
TOTAL MONEY MARKET FUNDS (Cost $784,601)		784,601
TOTAL INVESTMENTS - 100.1% (Cost $153,832,331)		$152,884,089
Liabilities in Excess of Other Assets - (0.1)%		(89,078)
TOTAL NET ASSETS - 100.0%		$152,795,011

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Defiance Quantum ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 5.1%
Alphabet, Inc. - Class A	186,633	$66,697,035
Baidu, Inc. - ADR(a)(b)	566,162	64,706,655
Koninklijke KPN NV	12,932,325	63,814,413
NTT, Inc.	71,644,231	63,918,865
Orange SA	3,195,043	60,291,067
		319,428,035
Consumer Discretionary - 2.0%
Alibaba Group Holding Ltd. - ADR(b)	576,467	55,329,303
Amazon.com, Inc.(a)	279,468	66,608,403
		121,937,706
Health Care - 1.1%
RadNet, Inc.(a)(b)	1,143,622	70,527,169
Industrials - 8.7%
ABB Ltd.	666,719	72,387,343
Airbus SE	329,073	73,191,710
Hitachi Ltd.	2,231,225	61,380,138
Honeywell Aerospace, Inc.(a)	162,171	35,852,654
Honeywell International, Inc.	161,535	36,167,575
Lockheed Martin Corp.	126,682	64,539,412
Mitsubishi Electric Corp.	1,915,811	69,265,070
Northrop Grumman Corp.	122,683	62,483,679
RTX Corp.	374,906	71,130,915
		546,398,496
Information Technology - 82.4%(c)
Advanced Micro Devices, Inc.(a)	147,021	85,405,969
Alchip Technologies Ltd.	517,102	67,850,717
Analog Devices, Inc.	169,386	67,275,038
Applied Materials, Inc.	133,826	96,756,198
ARM Holdings PLC - ADR(a)(b)	216,353	76,712,283
Arqit Quantum, Inc.(a)(b)	5,081,219	151,013,829
ASM International NV	63,505	72,641,658
ASML Holding NV	38,353	76,300,992
Astera Labs, Inc.(a)	201,028	97,100,545
Asustek Computer, Inc.	2,644,316	58,104,977
Broadcom, Inc.	178,751	67,523,190
BTQ Technologies Corp.(a)(b)	15,950,411	85,972,715
Cadence Design Systems, Inc.(a)	172,702	64,818,515
Cirrus Logic, Inc.(a)	421,317	62,578,214
Cisco Systems, Inc.	559,871	65,762,448
Cloudflare, Inc. - Class A(a)	302,784	74,266,860
Coherent Corp.(a)	187,484	73,956,813
CoreWeave, Inc. - Class A(a)(b)	695,671	69,247,091
D-Wave Quantum, Inc.(a)(b)	2,860,784	68,630,208
Elastic NV(a)	1,094,323	62,398,297
Fujitsu Ltd.	3,174,830	63,428,230
Global Unichip Corp.	519,991	79,084,532
Hewlett Packard Enterprise Co.	1,462,148	65,957,496
Hon Hai Precision Industry Co. Ltd.	8,011,000	63,119,332

	Shares	Value
Horizon Quantum Holdings Ltd. - Class A(a)(b)	5,465,313	$151,717,089
Infineon Technologies AG	766,772	71,596,128
Infleqtion, Inc.(a)(b)	4,897,881	65,239,775
Intel Corp.(a)	621,386	86,764,127
International Business Machines Corp.	244,206	68,673,169
IonQ, Inc.(a)(b)	1,174,522	62,555,042
KLA Corp.	311,445	93,966,071
Lam Research Corp.	206,690	89,564,978
Lattice Semiconductor Corp.(a)	502,481	76,859,494
Marvell Technology, Inc.	263,322	78,440,991
MediaTek, Inc.	502,284	66,931,257
Microchip Technology, Inc.	756,602	69,002,102
Micron Technology, Inc.	74,577	86,083,485
Microsoft Corp.	167,384	62,437,580
MKS, Inc.(b)	210,440	93,603,712
MongoDB, Inc.(a)	190,973	64,147,831
Nebius Group NV(a)(b)	314,197	86,771,785
NEC Corp.	2,662,205	64,292,599
Nokia Oyj - ADR	4,963,668	65,917,511
Nutanix, Inc. - Class A(a)	1,339,373	68,254,448
NVE Corp.	635,270	66,417,479
NVIDIA Corp.	331,870	66,403,868
NXP Semiconductors NV	232,920	65,457,508
ON Semiconductor Corp.(a)	603,731	57,076,729
Onto Innovation, Inc.(a)	246,958	93,461,255
Oracle Corp.	330,483	48,432,284
Palantir Technologies, Inc. - Class A(a)	510,817	59,597,019
QUALCOMM, Inc.	347,872	64,283,267
Quantinuum, Inc. - Class A(a)(b)	1,200,176	98,102,386
Quantum Computing, Inc.(a)(b)	6,979,349	67,699,685
Quantum Emotion Corp.(a)(b)	24,011,984	74,917,390
Renesas Electronics Corp.	2,477,658	73,281,661
Reply SpA	568,353	59,424,098
Rigetti Computing, Inc.(a)(b)	3,420,579	66,085,586
Snowflake, Inc. - Class A(a)	277,254	70,561,143
STMicroelectronics NV	940,246	70,415,023
Synopsys, Inc.(a)	144,425	64,423,660
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	162,723	77,711,623
Teradata Corp.(a)(b)	2,011,280	69,690,852
Teradyne, Inc.	191,355	92,585,203
Texas Instruments, Inc.	235,853	70,300,704
Tokyo Electron Ltd.	172,400	81,837,625
Tower Semiconductor Ltd.(a)	284,805	74,231,575
Wipro Ltd. - ADR(b)	31,672,949	71,264,135
Xanadu Quantum Technologies Ltd. - Class B(a)(b)	5,655,882	68,492,731
		5,160,879,810
TOTAL COMMON STOCKS (Cost $4,786,597,716)		6,219,171,216

The accompanying notes are an integral part of these financial statements.

3

Defiance Quantum ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	866,910,045	$866,910,045
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $866,910,045)		866,910,045

	Shares
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(d)	39,782,672	39,782,672
TOTAL MONEY MARKET FUNDS (Cost $39,782,672)		39,782,672
TOTAL INVESTMENTS - 113.8% (Cost $5,693,290,433)		$7,125,863,933
Liabilities in Excess of Other Assets - (13.8)%		(864,563,746)
TOTAL NET ASSETS - 100.0%		$6,261,300,187

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $866,386,391.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Defiance Retail Kings ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.2%
Alphabet, Inc. - Class A	650	$232,290
Energy - 3.2%
Energy Fuels, Inc.(a)	15,580	225,910
Industrials - 17.3%
Bloom Energy Corp. - Class A(a)	900	272,430
Forgent Power Solutions, Inc. - Class A(a)	3,980	222,323
Planet Labs PBC(a)	7,530	249,469
Rocket Lab Corp.(a)	2,300	233,795
Vertiv Holdings Co. - Class A	770	257,811
		1,235,828
Information Technology - 69.3%(b)
Advanced Micro Devices, Inc.(a)	460	267,219
Aehr Test Systems(a)	2,170	208,450
Applied Digital Corp.(a)	5,500	205,150
Applied Optoelectronics, Inc.(a)	1,400	207,424
BitMine Immersion Technologies, Inc.	14,550	193,660
BlackBerry, Ltd.(a)	25,490	322,449
Cipher Digital, Inc.(a)	9,580	234,710
Dell Technologies, Inc. - Class C	590	254,561
DigitalOcean Holdings, Inc.(a)	1,380	216,701
Intel Corp.(a)	1,890	263,901
IREN Ltd.(a)	3,930	179,719
Lumentum Holdings, Inc.(a)	250	214,515
Micron Technology, Inc.	240	277,030
Nebius Group NV(a)	1,010	278,932
Nokia Oyj - ADR	15,840	210,355
Ondas, Inc.(a)	25,110	206,906
Sandisk Corp.(a)	120	272,848
SiTime Corp.(a)	320	238,579
Terawulf, Inc.(a)	9,000	222,300
Viavi Solutions, Inc.(a)	4,380	209,145
Western Digital Corp.	420	268,262
		4,952,816
Materials - 3.4%
Critical Metals Corp.(a)	23,670	242,618
Real Estate - 3.4%
Opendoor Technologies, Inc.(a)	52,770	243,797
TOTAL COMMON STOCKS (Cost $6,322,494)		7,133,259

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57%(c)	21,511	$21,511
TOTAL MONEY MARKET FUNDS (Cost $21,511)		21,511
TOTAL INVESTMENTS - 100.1% (Cost $6,344,005)		$7,154,770
Liabilities in Excess of Other Assets - (0.1)%		(4,022)
TOTAL NET ASSETS - 100.0%		$7,150,748

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

Defiance Space and Connective Tech ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 15.1%
AST SpaceMobile, Inc.(a)(b)	395,939	$35,183,140
AT&T, Inc.	385,777	7,985,584
EchoStar Corp. - Class A(a)(b)	168,765	17,129,647
Globalstar, Inc.(a)(b)	138,872	11,288,905
Iridium Communications, Inc.	206,439	11,323,179
Space Exploration Technologies Corp. - Class A(a)(b)	310,382	53,031,869
T-Mobile US, Inc.	49,091	8,234,033
Verizon Communications, Inc.	206,744	8,753,541
		152,929,898
Industrials - 9.1%
Firefly Aerospace, Inc.(a)(b)	273,118	8,029,669
Intuitive Machines, Inc.(a)(b)	325,206	6,956,156
Planet Labs PBC(a)(b)	514,237	17,036,672
Redwire Corp.(a)(b)	445,036	5,442,790
Rocket Lab Corp.(a)	485,347	49,335,523
Voyager Technologies, Inc. - Class A(a)(b)	178,272	5,749,272
		92,550,082
Information Technology - 72.3%(c)
A10 Networks, Inc.	412,194	15,399,568
Akamai Technologies, Inc.(a)	86,979	10,281,788
Amdocs Ltd.	132,833	6,713,380
Apple, Inc.	133,912	38,748,776
Arista Networks, Inc.(a)	111,910	19,011,271
ARM Holdings PLC - ADR(a)(b)	78,718	27,911,041
Broadcom, Inc.	102,251	38,625,315
Calix, Inc.(a)(b)	170,796	6,374,107
Celestica, Inc.(a)	38,358	13,992,998
CEVA, Inc.(a)(b)	433,181	20,428,816
Ciena Corp.(a)	30,384	14,905,175
Cisco Systems, Inc.	288,807	33,923,270
Credo Technology Group Holding Ltd.(a)	82,755	22,505,222
Datadog, Inc. - Class A(a)	81,118	21,119,882
DigitalOcean Holdings, Inc.(a)	127,834	20,073,773
Dynatrace, Inc.(a)	241,576	10,607,602
Extreme Networks, Inc.(a)	594,878	19,256,201
F5, Inc.(a)	31,679	13,177,197
Gilat Satellite Networks Ltd.(a)(b)	235,412	3,133,334
InterDigital, Inc.(b)	24,262	6,869,300
Keysight Technologies, Inc.(a)	36,618	12,818,863
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	641,893	5,809,132
Kyndryl Holdings, Inc.(a)	685,858	7,757,054
Lumentum Holdings, Inc.(a)	15,205	13,046,802
MACOM Technology Solutions Holdings, Inc.(a)	40,880	15,549,526
Marvell Technology, Inc.	128,978	38,421,256
MaxLinear, Inc.(a)	511,031	65,427,299
N-able, Inc.(a)	1,788,462	6,563,655

	Shares	Value
NetApp, Inc.	95,826	$14,830,032
NetScout Systems, Inc.(a)	285,635	12,439,404
Nokia Oyj - ADR	1,392,552	18,493,091
NVIDIA Corp.	187,742	37,565,297
Oracle Corp.	140,461	20,584,559
Qorvo, Inc.(a)	112,836	10,524,214
QUALCOMM, Inc.	109,324	20,201,982
Radware Ltd.(a)	343,965	10,614,760
Skyworks Solutions, Inc.(b)	160,770	10,900,206
Telefonaktiebolaget LM Ericsson - ADR(b)	914,801	10,200,031
Viasat, Inc.(a)(b)	190,347	17,095,064
Viavi Solutions, Inc.(a)	292,341	13,959,283
Vistance Networks, Inc.	491,451	6,280,744
		732,140,270
Real Estate - 3.1%
American Tower Corp.	57,302	9,372,888
Digital Realty Trust, Inc.	58,020	10,419,232
Equinix, Inc.	10,764	11,220,286
		31,012,406
TOTAL COMMON STOCKS (Cost $604,171,647)		1,008,632,656
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	197,646,204	197,646,204
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $197,646,204)		197,646,204
	Shares
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57%(d)	3,328,070	3,328,070
TOTAL MONEY MARKET FUNDS (Cost $3,328,070)		3,328,070
TOTAL INVESTMENTS - 119.5% (Cost $805,145,921)		$1,209,606,930
Liabilities in Excess of Other Assets - (19.5)%		(197,612,513)
TOTAL NET ASSETS - 100.0%		$1,011,994,417

The accompanying notes are an integral part of these financial statements.

6

Defiance Space and Connective Tech ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $200,734,120.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

DEFIANCE US 100 TECH AI MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 13.4%
Alphabet, Inc. - Class A	128	$45,743
Electronic Arts, Inc.	39	7,997
Meta Platforms, Inc. - Class A	81	45,627
Take-Two Interactive Software, Inc.(a)	30	7,499
T-Mobile US, Inc.	171	28,682
		135,548
Consumer Discretionary - 10.8%
Amazon.com, Inc.(a)	192	45,761
MercadoLibre, Inc.(a)	7	11,882
Tesla, Inc.(a)	122	51,313
		108,956
Industrials - 1.4%
Automatic Data Processing, Inc.	62	13,885
Information Technology - 74.0%(b)
Advanced Micro Devices, Inc.(a)	101	58,672
Analog Devices, Inc.	74	29,391
Apple, Inc.	157	45,430
AppLovin Corp. - Class A(a)	52	26,792
ARM Holdings PLC - ADR(a)	152	53,895
Broadcom, Inc.	122	46,085
Cadence Design Systems, Inc.(a)	43	16,139
CoreWeave, Inc. - Class A(a)	88	8,759
Intel Corp.(a)	429	59,901
KLA Corp.	206	62,152
Marvell Technology, Inc.	137	40,811
Micron Technology, Inc.	51	58,869
Microsoft Corp.	118	44,016
Monolithic Power Systems, Inc.	8	11,059
NVIDIA Corp.	229	45,821
NXP Semiconductors NV	40	11,241
Palantir Technologies, Inc. - Class A(a)	361	42,118
QUALCOMM, Inc.	169	31,229
Synopsys, Inc.(a)	30	13,382
Texas Instruments, Inc.	142	42,326
		748,088
Real Estate - 0.2%
CoStar Group, Inc.(a)	60	1,699
TOTAL COMMON STOCKS (Cost $972,766)		1,008,176
TOTAL INVESTMENTS - 99.8% (Cost $972,766)		$1,008,176
Other Assets in Excess of Liabilities - 0.2%		1,960
TOTAL NET ASSETS - 100.0%		$1,010,136

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

8

DEFIANCE US 100 TECH EX SOFTWARE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 13.6%
Alphabet, Inc. - Class A	130	$46,458
Charter Communications, Inc. - Class A(a)	8	1,138
Comcast Corp. - Class A	231	5,671
Liberty Media Corp.-Liberty Formula One - Class C(a)	16	1,522
Meta Platforms, Inc. - Class A	82	46,190
Netflix, Inc.(a)	274	19,564
T-Mobile US, Inc.	71	11,909
Versant Media Group, Inc.	8	288
Warner Bros Discovery, Inc.(a)	152	4,052
		136,792
Consumer Discretionary - 15.1%
Airbnb, Inc. - Class A(a)	37	5,295
Amazon.com, Inc.(a)	195	46,476
Booking Holdings, Inc.	46	8,199
DoorDash, Inc. - Class A(a)	27	4,982
Marriott International, Inc. - Class A	17	6,300
MercadoLibre, Inc.(a)	3	5,092
O’Reilly Automotive, Inc.(a)	52	4,789
PDD Holdings, Inc. - ADR(a)	92	7,018
Ross Stores, Inc.	20	4,257
Starbucks Corp.	71	7,255
Tesla, Inc.(a)	123	51,734
Tractor Supply Co.	32	1,012
		152,409
Consumer Staples - 5.6%
Coca-Cola Europacific Partners PLC	28	2,802
Costco Wholesale Corp.	28	26,193
Keurig Dr Pepper, Inc.	84	2,749
Kraft Heinz Co.	76	1,795
Mondelez International, Inc. - Class A	80	4,627
Monster Beverage Corp.(a)	62	5,960
PepsiCo, Inc.	88	11,915
		56,041
Energy - 0.7%
Baker Hughes Co.	66	3,663
Diamondback Energy, Inc.	18	3,164
		6,827
Financials - 0.2%
PayPal Holdings, Inc.	56	2,418
Health Care - 5.3%
Alnylam Pharmaceuticals, Inc.(a)	8	2,408
Amgen, Inc.	34	12,312
Dexcom, Inc.(a)	24	1,616
GE HealthCare Technologies, Inc.	29	1,856
Gilead Sciences, Inc.	80	10,107

	Shares	Value
IDEXX Laboratories, Inc.(a)	5	$2,632
Insmed, Inc.(a)	12	1,280
Intuitive Surgical, Inc.(a)	23	9,147
Regeneron Pharmaceuticals, Inc.	7	4,365
Vertex Pharmaceuticals, Inc.(a)	16	7,948
		53,671
Industrials - 3.3%
Axon Enterprise, Inc.(a)	5	2,803
Cintas Corp.	25	4,252
Copart, Inc.(a)	60	1,691
CSX Corp.	120	5,704
Fastenal Co.	72	3,458
Honeywell Aerospace, Inc.(a)	20	4,422
Honeywell International, Inc.	20	4,478
Old Dominion Freight Line, Inc.	13	2,816
PACCAR, Inc.	34	4,084
		33,708
Information Technology - 52.7%(b)
Advanced Micro Devices, Inc.(a)	102	59,253
Analog Devices, Inc.	31	12,312
Apple, Inc.	160	46,298
Applied Materials, Inc.	51	36,873
ARM Holdings PLC - ADR(a)	70	24,820
Broadcom, Inc.	124	46,841
Intel Corp.(a)	324	45,240
KLA Corp.	85	25,645
Lam Research Corp.	80	34,666
Marvell Technology, Inc.	57	16,980
Microchip Technology, Inc.	36	3,283
Micron Technology, Inc.	52	60,023
Monolithic Power Systems, Inc.	3	4,147
NVIDIA Corp.	232	46,421
NXP Semiconductors NV	16	4,496
QUALCOMM, Inc.	70	12,935
Seagate Technology Holdings PLC	15	14,475
Synopsys, Inc.(a)	12	5,353
Texas Instruments, Inc.	59	17,586
Western Digital Corp.	23	14,691
		532,338
Materials - 1.5%
Linde PLC	29	15,049
Real Estate - 0.1%
CoStar Group, Inc.(a)	24	680
Utilities - 1.7%
American Electric Power Co., Inc.	35	4,788
Constellation Energy Corp.	23	5,713

The accompanying notes are an integral part of these financial statements.

9

DEFIANCE US 100 TECH EX SOFTWARE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
Exelon Corp.	65	$3,030
Xcel Energy, Inc.	40	3,212
		16,743
TOTAL COMMON STOCKS (Cost $971,565)		1,006,676
TOTAL INVESTMENTS - 99.8% (Cost $971,565)		$1,006,676
Other Assets in Excess of Liabilities - 0.2%		2,434
TOTAL NET ASSETS - 100.0%		$1,009,110

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

10

DEFIANCE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Defiance Autism Impact ETF	Defiance Drone and Modern Warfare ETF	Defiance Quantum ETF	Defiance Retail Kings ETF	Defiance Space and Connective Tech ETF
ASSETS:
Investments, at value	$1,351,581	$152,884,089	$7,125,863,933	$7,154,770	$1,209,606,930
Foreign currency, at value	—	—	1,278	—	—
Dividends receivable	121	2,467	1,730,737	603	193,043
Dividend tax reclaims receivable	49	1,353	326,579	—	22,982
Receivable for transaction fee	39	—	775,341	—	—
Receivable for investments sold	—	—	428,806	—	—
Securities lending income receivable	—	—	4,002,108	—	70,009
Total assets	1,351,790	152,887,909	7,133,128,782	7,155,373	1,209,892,964
LIABILITIES:
Payable to Adviser	765	92,898	1,993,041	4,625	252,343
Payable to custodian	—	—	9,007	—	—
Payable for investments purchased	—	—	2,486,778	—	—
Payable for fund shares redeemed	—	—	429,724	—	—
Payable upon return of securities loaned	—	—	866,910,045	—	197,646,204
Total liabilities	765	92,898	871,828,595	4,625	197,898,547
NET ASSETS	$1,351,025	$152,795,011	$6,261,300,187	$7,150,748	$1,011,994,417
Net Assets Consist of:
Paid-in capital	$1,250,038	$163,170,005	$4,091,697,562	$6,266,232	$682,572,407
Total distributable earnings/ (accumulated losses)	100,987	(10,374,994)	2,169,602,625	884,516	329,422,010
Total net assets	$1,351,025	$152,795,011	$6,261,300,187	$7,150,748	$1,011,994,417
Net assets	$1,351,025	$152,795,011	$6,261,300,187	$7,150,748	$1,011,994,417
Shares issued and outstanding (unlimited shares authorized without par value)	50,000	5,275,000	37,950,000	250,000	10,650,000
Net asset value per share	$27.02	$28.97	$164.99	$28.60	$95.02
Cost:
Investments, at cost	$1,247,099	$153,832,331	$5,693,290,433	$6,344,005	$805,145,921
Loaned Securities:
at value (included in Investments, at value)	$—	$—	$866,386,391	$—	$200,734,120

The accompanying notes are an integral part of these financial statements.

11

DEFIANCE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Defiance US 100 Tech AI Moat ETF	Defiance US 100 Tech Ex Software ETF
ASSETS:
Investments, at value	$1,008,176	$1,006,676
Cash	1,732	2,456
Dividends receivable	315	66
Total assets	1,010,223	1,009,198
LIABILITIES:
Payable to Adviser	87	88
Total liabilities	87	88
NET ASSETS	$1,010,136	$1,009,110
Net Assets Consist of:
Paid-in capital	$974,800	$974,000
Total distributable earnings/(accumulated losses)	35,336	35,110
Total net assets	$1,010,136	$1,009,110
Net assets	$1,010,136	$1,009,110
Shares issued and outstanding (unlimited shares authorized without par value)	40,000	40,000
Net asset value per share	$25.25	$25.23
Cost:
Investments, at cost	$972,766	$971,565

The accompanying notes are an integral part of these financial statements.

12

DEFIANCE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Defiance Autism Impact ETF(a)	Defiance Drone and Modern Warfare ETF	Defiance Quantum ETF	Defiance Retail Kings ETF(b)	Defiance Space and Connective Tech ETF
INVESTMENT INCOME:
Dividend income	$1,179	$127,211	$21,602,579	$1,742	$3,012,753
Less: dividend withholding taxes	(134)	(1,364)	(1,615,522)	(98)	(63,454)
Less: issuance fees	—	—	(55,963)	—	(26,022)
Securities lending income	—	—	5,826,566	—	364,653
Total investment income	1,045	125,847	25,757,660	1,644	3,287,930
EXPENSES:
Investment advisory fee	765	319,364	8,353,833	25,441	1,209,679
Total expenses	765	319,364	8,353,833	25,441	1,209,679
Net investment income/(loss)	280	(193,517)	17,403,827	(23,797)	2,078,251
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,924)	(9,373,021)	31,863,079	(1,419,970)	(2,215,131)
In-kind redemptions	—	337,510	741,485,211	1,517,518	74,712,034
Foreign currency transactions	(552)	1,278	(1,843,111)	—	(1,330)
Net realized gain (loss)	(3,476)	(9,034,233)	771,505,179	97,548	72,495,573
Net change in unrealized appreciation (depreciation) on:
Investments	104,482	1,491,600	1,045,801,335	810,765	247,381,500
Foreign currency translation	—	304	(4,674)	—	1,326
Net change in unrealized appreciation (depreciation)	104,482	1,491,904	1,045,796,661	810,765	247,382,826
Net realized and unrealized gain (loss)	101,006	(7,542,329)	1,817,301,840	908,313	319,878,399
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,286	$(7,735,846)	$1,834,705,667	$884,516	$321,956,650

(a)	Inception date of the Fund was June 1, 2026.
(b)	Inception date of the Fund was January 21, 2026.
The accompanying notes are an integral part of these financial statements.

13

DEFIANCE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Defiance US 100 Tech AI Moat ETF(a)	Defiance US 100 Tech Ex Software ETF(a)
INVESTMENT INCOME:
Dividend income	$17	$67
Total investment income	17	67
EXPENSES:
Investment advisory fee	87	88
Total expenses	87	88
Net investment income/(loss)	(70)	(21)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4)	20
Net realized gain (loss)	(4)	20
Net change in unrealized appreciation (depreciation) on:
Investments	35,410	35,111
Net change in unrealized appreciation (depreciation)	35,410	35,111
Net realized and unrealized gain (loss)	35,406	35,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,336	$35,110

(a)	Inception date of the Fund was June 24, 2026.
The accompanying notes are an integral part of these financial statements.

14

DEFIANCE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Defiance Autism Impact ETF	Defiance Drone and Modern Warfare ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$280	$(193,517)	$(6,521)
Net realized gain (loss)	(3,476)	(9,034,233)	(192,458)
Net change in unrealized appreciation (depreciation)	104,482	1,491,904	(2,440,169)
Net increase (decrease) in net assets from operations	101,286	(7,735,846)	(2,639,148)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(299)	—	—
Total distributions to shareholders	(299)	—	—
CAPITAL TRANSACTIONS:
Shares sold	1,250,000	138,331,772	28,020,683
Shares redeemed	—	(3,182,450)	—
ETF transaction fees (See Note 7)	38	—	—
Net increase (decrease) in net assets from capital transactions	1,250,038	135,149,322	28,020,683
Net increase (decrease) in net assets	1,351,025	127,413,476	25,381,535
NET ASSETS:
Beginning of the period	—	25,381,535	—
End of the period	$1,351,025	$152,795,011	$25,381,535
SHARES TRANSACTIONS
Shares sold	50,000	4,350,000	1,050,000
Shares redeemed	—	(125,000)	—
Total increase (decrease) in shares outstanding	50,000	4,225,000	1,050,000

(a)	Inception date of the Fund was June 1, 2026.
(b)	Inception date of the Fund was September 25, 2025.
The accompanying notes are an integral part of these financial statements.

15

DEFIANCE ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Defiance Quantum ETF		Defiance Retail Kings ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$17,403,827	$16,498,713	$(23,797)
Net realized gain (loss)	771,505,179	196,337,498	97,548
Net change in unrealized appreciation (depreciation)	1,045,796,661	335,067,758	810,765
Net increase (decrease) in net assets from operations	1,834,705,667	547,903,969	884,516
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,164,508)	(25,272,217)	—
Total distributions to shareholders	(17,164,508)	(25,272,217)	—
CAPITAL TRANSACTIONS:
Shares sold	2,416,836,690	2,291,531,380	10,916,543
Shares redeemed	(1,150,703,660)	(442,147,045)	(4,650,325)
ETF transaction fees (See Note 7)	1,075,712	258,985	14
Net increase (decrease) in net assets from capital transactions	1,267,208,742	1,849,643,320	6,266,232
Net increase (decrease) in net assets	3,084,749,901	2,372,275,072	7,150,748
NET ASSETS:
Beginning of the period	3,176,550,286	804,275,214	—
End of the period	$6,261,300,187	$3,176,550,286	$7,150,748
SHARES TRANSACTIONS
Shares sold	16,200,000	23,650,000	425,000
Shares redeemed	(7,250,000)	(4,550,000)	(175,000)
Total increase (decrease) in shares outstanding	8,950,000	19,100,000	250,000

(a)	Inception date of the Fund was January 21, 2026.
The accompanying notes are an integral part of these financial statements.

16

DEFIANCE ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Defiance Space and Connective Tech ETF		Defiance US 100 Tech AI Moat ETF	Defiance US 100 Tech Ex Software ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,078,251	$4,128,301	$(70)	$(21)
Net realized gain (loss)	72,495,573	159,624,397	(4)	20
Net change in unrealized appreciation (depreciation)	247,382,826	19,467,792	35,410	35,111
Net increase (decrease) in net assets from operations	321,956,650	183,220,490	35,336	35,110
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,175,185)	(3,994,888)	—	—
Total distributions to shareholders	(2,175,185)	(3,994,888)	—	—
CAPITAL TRANSACTIONS:
Shares sold	163,369,320	234,742,080	974,800	974,000
Shares redeemed	(128,567,030)	(376,260,870)	—	—
ETF transaction fees (See Note 7)	—	66	—	—
Net increase (decrease) in net assets from capital transactions	34,802,290	(141,518,724)	974,800	974,000
Net increase (decrease) in net assets	354,583,755	37,706,878	1,010,136	1,009,110
NET ASSETS:
Beginning of the period	657,410,662	619,703,784	—	—
End of the period	$1,011,994,417	$657,410,662	$1,010,136	$1,009,110
SHARES TRANSACTIONS
Shares sold	2,200,000	4,450,000	40,000	40,000
Shares redeemed	(1,850,000)	(7,150,000)	—	—
Total increase (decrease) in shares outstanding	350,000	(2,700,000)	40,000	40,000

(a)	Inception date of the Fund was June 24, 2026.
The accompanying notes are an integral part of these financial statements.

17

DEFIANCE AUTISM IMPACT ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	2.02
Total from investment operations	2.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$27.02
Total return(e)	8.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,351
Ratio of expenses to average net assets(f)	0.79%
Ratio of net investment income (loss) to average net assets(f)	0.29%
Portfolio turnover rate(e)(g)	22%

(a)	Inception date of the Fund was June 1, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

DEFIANCE DRONE AND MODERN WARFARE ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.17	$24.76
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	4.86	(0.58)
Total from investment operations	4.80	(0.59)
Net asset value, end of period	$28.97	$24.17
Total return(d)	19.83%	−2.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$152,795	$25,382
Ratio of expenses to average net assets(e)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	(0.42)%	(0.12)%
Portfolio turnover rate(d)(f)	66%	3%

(a)	Inception date of the Fund was September 25, 2025.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

DEFIANCE QUANTUM ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$109.54	$81.24	$54.33	$39.27	$55.76	$41.44
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.54	0.87	0.59	0.49	0.56	0.31
Net realized and unrealized gain (loss) on investments(b)	55.37	28.53	26.81	15.01	(16.48)	14.26
Total from investment operations	55.91	29.40	27.40	15.50	(15.92)	14.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(1.09)	(0.49)	(0.44)	(0.57)	(0.24)
Net realized gains	—	(0.02)	—	—	—	(0.03)
Total distributions	(0.49)	(1.11)	(0.49)	(0.44)	(0.57)	(0.27)
ETF transaction fees per share	0.03	0.01	0.00(c)	0.00(c)	0.00(c)	0.02
Net asset value, end of period	$164.99	$109.54	$81.24	$54.33	$39.27	$55.76
Total return(d)	51.18%	36.35%	50.69%	39.60%	−28.56%	35.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,261,300	$3,176,550	$804,275	$203,746	$102,108	$178,418
Ratio of expenses to average net assets(e)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	0.83%	0.91%	0.93%	1.01%	1.25%	0.61%
Portfolio turnover rate(d)(g)	28%	42%	46%	31%	24%	35%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

DEFIANCE RETAIL KINGS ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.98
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	3.69
Total from investment operations	3.62
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.60
Total return(e)	14.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,151
Ratio of expenses to average net assets(f)	0.79%
Ratio of net investment income (loss) to average net assets(f)	(0.74)%
Portfolio turnover rate(e)(g)	86%

(a)	Inception date of the Fund was January 21, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

DEFIANCE SPACE AND CONNECTIVE TECH ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$63.83	$47.67	$35.86	$29.88	$41.68	$33.60
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.20	0.35	0.37	0.48	0.46	0.48
Net realized and unrealized gain (loss) on investments(b)	31.20	16.16	11.82	6.00	(11.77)	8.09
Total from investment operations	31.40	16.51	12.19	6.48	(11.31)	8.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.35)	(0.38)	(0.50)	(0.49)	(0.47)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.21)	(0.35)	(0.38)	(0.50)	(0.49)	(0.49)
ETF transaction fees per share	—	0.00(c)	—	—	0.00(c)	—
Net asset value, end of period	$95.02	$63.83	$47.67	$35.86	$29.88	$41.68
Total return(d)	49.26%	34.76%	34.10%	21.88%	−27.20%	25.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,011,994	$657,411	$619,704	$575,607	$690,178	$1,383,735
Ratio of expenses to average net assets(e)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(e)	0.52%	0.67%	0.90%	1.49%	1.36%	1.29%
Portfolio turnover rate(d)(f)	25%	27%	29%	56%	25%	24%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

DEFIANCE US 100 TECH AI MOAT ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.37
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	0.88
Total from investment operations	0.88
Net asset value, end of period	$25.25
Total return(e)	3.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,010
Ratio of expenses to average net assets(f)	0.65%
Ratio of net investment income (loss) to average net assets(f)	(0.52)%
Portfolio turnover rate(e)(g)	2%

(a)	Inception date of the Fund was June 24, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

DEFIANCE US 100 TECH EX SOFTWARE ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.35
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	0.88
Total from investment operations	0.88
Net asset value, end of period	$25.23
Total return(e)	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,009
Ratio of expenses to average net assets(f)	0.65%
Ratio of net investment income (loss) to average net assets(f)	(0.16)%
Portfolio turnover rate(e)(g)	2%

(a)	Inception date of the Fund was June 24, 2026.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Defiance Quantum ETF and Defiance Space and Connective Tech (formerly Defiance Connective Technologies ETF) are each a diversified series and Defiance Autism Impact ETF, Defiance Drone and Modern Warfare ETF, Defiance Retail Kings ETF, Defiance US 100 Tech AI Moat ETF, and Defiance US 100 Tech Ex Software ETF are non-diversified series (individually each “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Defiance Autism Impact ETF is to track the total return performance, before fees and expenses, of the VettaFi Autism Impact Index. The investment objective of Defiance Drone and Modern Warfare ETF is to track the total return performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index. The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index. The investment objective of Defiance Retail Kings ETF is to seek long-term capital appreciation. The investment objective of Defiance Space and Connective Tech ETF is to track the total return performance, before fees and expenses, of the BlueStar® Space and Connective Technologies Index. The investment objective of Defiance US 100 Tech AI Moat ETF is to track the total return performance, before fees and expenses, of the Indxx US 100 Tech AI Moat Index. The investment objective of Defiance US 100 Tech Ex Software ETF is to track the total return performance, before fees and expenses, of the Indxx US 100 Tech Focused Ex Software Technology Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Autism Impact ETF	June 1, 2026
Defiance Drone and Modern Warfare ETF	September 25, 2025
Defiance Quantum ETF	September 4, 2018
Defiance Retail Kings ETF	January 21, 2026
Defiance Space and Connective Tech ETF	March 4, 2019
Defiance US 100 Tech AI Moat ETF	June 24, 2026
Defiance US 100 Tech Ex Software ETF	June 24, 2026

The end of the reporting period for the Funds is June 30, 2026. The current fiscal period is the period from January 1, 2026 to June 30, 2026 for the Funds with the exception of Defiance Retail Kings ETF for which the current fiscal period is the period from inception on January 21, 2026 through June 30, 2026, Defiance Autism Impact ETF for which the current fiscal period is the period from inception on June 1, 2026 through June 30, 2026, and Defiance US 100 Tech AI Moat ETF and Defiance US 100 Tech Ex Software ETF for which the current fiscal period is the period from inception on June 24, 2026 through June 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean

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between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Defiance Autism Impact ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,348,687	$—	$—	$1,348,687
Money Market Funds	2,894	—	—	2,894
Total Investments	$1,351,581	$—	$—	$1,351,581

Refer to the Schedule of Investments for further disaggregation of investment categories.

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Defiance Drone and Modern Warfare ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$152,099,488	$—	$—	$152,099,488
Money Market Funds	784,601	—	—	784,601
Total Investments	$152,884,089	$—	$—	$152,884,089

Refer to the Schedule of Investments for further disaggregation of investment categories.
Defiance Quantum ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,219,171,216	$—	$—	$6,219,171,216
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	866,910,045
Money Market Funds	39,782,672	—	—	39,782,672
Total Investments	$6,258,953,888	$—	$—	$7,125,863,933

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Defiance Retail Kings ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,133,259	$—	$—	$7,133,259
Money Market Funds	21,511	—	—	21,511
Total Investments	$7,154,770	$—	$—	$7,154,770

Refer to the Schedule of Investments for further disaggregation of investment categories.
Defiance Space and Connective Tech ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,008,632,656	$—	$—	$1,008,632,656
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	197,646,204
Money Market Funds	3,328,070	—	—	3,328,070
Total Investments	$1,011,960,726	$—	$—	$1,209,606,930

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

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Defiance US 100 Tech AI Moat ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,008,176	$—	$—	$1,008,176
Total Investments	$1,008,176	$—	$—	$1,008,176

Refer to the Schedule of Investments for further disaggregation of investment categories.
Defiance US 100 Tech Ex Software ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,006,676	$—	$—	$1,006,676
Total Investments	$1,006,676	$—	$—	$1,006,676

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

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NOTES TO FINANCIAL STATEMENTS
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D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS
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J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Defiance Autism Impact ETF	N/A	N/A
Defiance Drone and Modern Warfare ETF	—	—
Defiance Quantum ETF	$(203,456,210)	$203,456,210
Defiance Retail Kings ETF	N/A	N/A
Defiance Space and Connective Tech ETF	$(153,890,683)	$153,890,683
Defiance US 100 Tech AI Moat ETF	N/A	N/A
Defiance US 100 Tech Ex Software ETF	N/A	N/A

K.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Penserra Capital Management LLC serves as the sub-adviser for Defiance Autism Impact ETF, Defiance Drone and Modern Warfare ETF, Defiance Quantum ETF, Defiance Retail Kings ETF, and Defiance Space and Connective Tech ETF. Tidal Investments LLC serves as the sub-adviser for Defiance US 100 Tech AI Moat ETF and Defiance US 100 Tech Ex Software ETF.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

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The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Autism Impact ETF	0.79%
Defiance Drone and Modern Warfare ETF	0.69%
Defiance Quantum ETF	0.40%
Defiance Retail Kings ETF	0.79%
Defiance Space and Connective Tech ETF	0.30%
Defiance US 100 Tech AI Moat ETF	0.65%
Defiance US 100 Tech Ex Software ETF	0.65%

The Adviser is responsible for paying the Sub-Advisers.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
Defiance Quantum ETF and Defiance Space and Connective Tech ETF may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$866,386,391	$866,910,045
Defiance Space and Connective Tech ETF	200,734,120	197,646,204

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Quantum ETF	$5,826,566
Defiance Space and Connective Tech ETF	364,653

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Autism Impact ETF	$1,537,362	$290,234
Defiance Drone and Modern Warfare ETF	63,702,354	62,943,038
Defiance Quantum ETF	1,431,293,646	1,200,259,377
Defiance Retail Kings ETF	6,627,348	6,615,793
Defiance Space and Connective Tech ETF	208,598,892	207,875,875
Defiance US 100 Tech AI Moat ETF	21,342	22,021
Defiance US 100 Tech Ex Software ETF	23,562	24,417

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Autism Impact ETF	$—	$—
Defiance Drone and Modern Warfare ETF	137,784,144	3,158,052
Defiance Quantum ETF	2,071,846,952	1,075,152,940
Defiance Retail Kings ETF	10,858,384	4,644,993
Defiance Space and Connective Tech ETF	162,843,180	126,222,091
Defiance US 100 Tech AI Moat ETF	973,448	—
Defiance US 100 Tech Ex Software ETF	972,398	—

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	Defiance Quantum ETF	Defiance Drone and Modern Warfare ETF	Defiance Space and Connective Tech ETF
Tax cost of investments	$3,047,118,503	$26,914,479	$559,647,951
Gross tax unrealized appreciation	$532,409,020	$789,409	$193,369,434
Gross tax unrealized depreciation	(192,848,256)	(3,445,999)	(40,952,908)
Net tax unrealized appreciation (depreciation)	339,560,764	(2,656,590)	152,416,526
Undistributed ordinary income	12,500,702	17,442	176,312
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	—	—	(142,952,293)
Distributable earnings (accumulated losses)	$352,061,466	$(2,639,148)	$9,640,545

Defiance Autism Impact ETF, Defiance Retail Kings ETF, Defiance US 100 Tech AI Moat ETF, and Defiance US 100 Tech Ex Software ETF commenced operations after December 31, 2025, and therefore did not appear in the previous table.
The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, the Funds did not elect to defer any post-October capital losses.
As of December 31, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Autism Impact ETF	$N/A	$N/A
Defiance Drone and Modern Warfare ETF	—	—
Defiance Quantum ETF	—	—
Defiance Retail Kings ETF	N/A	N/A
Defiance Space and Connective Tech ETF	26,297,748	116,654,545
Defiance US 100 Tech AI Moat ETF	N/A	N/A
Defiance US 100 Tech Ex Software ETF	N/A	N/A

During the fiscal period ended December 31, 2025 Defiance Quantum ETF utilized $13,944,950 and Defiance Space and Connective Tech ETF utilized $7,365,979 of short-term or long-term capital loss carryforwards that were available as of December 31, 2024.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Autism Impact ETF	$N/A	$N/A	$N/A
Defiance Drone and Modern Warfare ETF	—	—	—
Defiance Quantum ETF	25,272,217	—	—
Defiance Retail Kings ETF	N/A	N/A	N/A
Defiance Space and Connective Tech ETF	3,994,888	—	—
Defiance US 100 Tech AI Moat ETF	N/A	N/A	N/A
Defiance US 100 Tech Ex Software ETF	N/A	N/A	N/A

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Autism Impact ETF	$N/A	$N/A	$N/A
Defiance Drone and Modern Warfare ETF	N/A	N/A	N/A
Defiance Quantum ETF	2,546,281	—	—
Defiance Retail Kings ETF	N/A	N/A	N/A
Defiance Space and Connective Tech ETF	5,234,544	—	—
Defiance US 100 Tech AI Moat ETF	N/A	N/A	N/A
Defiance US 100 Tech Ex Software ETF	N/A	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS
Shares of Defiance Autism Impact ETF, Defiance Quantum ETF, Defiance Retail Kings ETF, Defiance Space and Connective Tech ETF, and Defiance US 100 Tech AI Moat ETF are listed and trade on the Nasdaq Stock Market LLC. Shares of Defiance Drone and Modern Warfare ETF are listed and traded on the New York Stock Exchange Arca, Inc. Shares of Defiance US 100 Tech Ex Software ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, with the exception of Defiance Quantum ETF and Defiance Space and Connective Tech ETF which is $500, each payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital

34

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Health Care Sector Risk. (Defiance Autism Impact ETF) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.
Aerospace and Defense Companies Risk. (Defiance Drone and Modern Warfare ETF) Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) government demand for their products and services. There are significant inherent risks in contracting with the U.S. government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.
Cybersecurity Companies Risk. (Defiance Drone and Modern Warfare ETF) Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Drone Companies Risk. (Defiance Drone and Modern Warfare ETF) Drone companies are subject to the risks of changes in business cycles, global economic growth, technological advances, and government regulation. Drone companies may have limited product lines, markets, financial resources or personnel. Drone companies may be dependent on the U.S. Government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. As a result, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. Government and its agencies. Additionally, securities of drone companies, especially start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Further, drone companies may rely on a combination of copyrights, trademarks patents, and trade secret laws to establish and protect their proprietary rights in their technologies and products, and may be adversely affected by loss or impairment of those rights. Legal and regulatory changes may have a negative impact on a drone company’s products or services.
Information Technology Sector Risk. (Defiance Quantum ETF, Defiance US 100 Tech AI Moat ETF, and Defiance US 100 Tech Ex Software ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which

35

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Retail Investor Sentiment Risk. (Defiance Retail Kings ETF) Investments in the equity securities of issuers that exhibit elevated retail investor sentiment may underperform or be more volatile than investments in the broader equity market and/or equities that do not garner retail investor interest. Positive sentiment across digital platforms, communities, or forums with respect to a stock or issuer may not result in, or correlate with, positive stock performance. The Model’s assessment of retail investor sentiment relies on relatively new and untested social media analytics. Further, online retail investors may exhibit positive sentiment toward equity securities that are disfavored by the broader market, including institutional Wall Street investment firms. Contributors to online investment forums may not have the educational background, qualifications, or industry experience of more established Wall Street investors. Further, any investments selected by the Model that emerge from these digital communities are subject to bias and self-interest since these online communities and investment forums have no fiduciary duty to the public, including the Fund and its shareholders. In particular, social media posts evaluated by the Model may be published in an attempt to manipulate the market or alter public perception of a company stock. There is no guarantee that the Model will be successful in screening out biased or manipulative social media posts when evaluating retail investor sentiment online.
Connective Technologies Investment Risk. (Defiance Space and Connective Tech ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G, 6G, and other connective technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. These technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

36

DEFIANCE ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Autism Impact ETF	N/A
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	72.55%
Defiance Retail Kings ETF	N/A
Defiance Space & Connective Tech ETF	100.0%
Defiance US 100 Tech AI Moat ETF	N/A
Defiance US 100 Tech Ex Software ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended December 31, 2025 was as follows:

Defiance Autism Impact ETF	N/A
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	23.34%
Defiance Retail Kings ETF	N/A
Defiance Space & Connective Tech ETF	97.79%
Defiance US 100 Tech AI Moat ETF	N/A
Defiance US 100 Tech Ex Software ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Autism Impact ETF	N/A
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	2.32%
Defiance Retail Kings ETF	N/A
Defiance Space & Connective Tech ETF	0.00%
Defiance US 100 Tech AI Moat ETF	N/A
Defiance US 100 Tech Ex Software ETF	N/A

37

DEFIANCE ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

38

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Defiance Autism Impact ETF (ASD)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on May 26, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Autism Impact ETF (the “Fund”), and (ii) the investment sub-advisory agreement between the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares the Fund’s investment fees and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant.
The Board also considered that the Advisers, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Adviser’s representative also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Adviser’s oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser and monitoring the extent to which the Fund achieves its investment objective as an index-based fund. The Board also noted that the Adviser will monitor the Fund’s adherence to its investment restrictions as well as its compliance with Fund policies and procedures and applicable securities regulations. The Board also considered the Adviser’s commitment to donate 100% of the Fund’s net advisory profits during the first two years following the Fund’s launch to organizations that support autism care, neurodivergent services, research, and access to therapeutic and educational resources as well as the Board’s ability to oversee and monitor the Adviser’s donation process on behalf of Fund shareholders.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is index-based. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s ability to track the Fund’s underlying index closely.

39

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s net expense ratio to its Peer Group and Peer Universe as shown in the FUSE Report, as well as its Selected Peer Group. In reviewing peer funds, the Board noted the Adviser’s explanation that no true “pure-play autism” ETFs are currently available on the market and, as a result, the Peer Universe was comprised of a broad group of passively-managed, healthcare thematic ETFs, and the Peer Group was made up of a subset of the Peer Universe that focused on biotech, genomics, digital health, and specialized treatment innovation. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the two funds in its Selected Peer Group, a mix of actively managed and index-based healthcare and biotech ETFs. The Board also took into consideration that although the Adviser’s commitment to donate certain profits to autism-related charities and organizations is payable from the Fund’s net advisory profits, and not the Fund’s other expenses, the Fund’s higher management fee, relative to its peer funds, reflects the donation described in the Fund’s principal investment strategy.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the proposed donations will be paid by the Adviser from the Fund’s net advisory profits.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. In particular, the Board considered the Adviser’s ability to provide management services to the Fund while donating the Fund’s net advisory profits. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board also considered the Adviser’s profitability in light of its commitment to donate 100% of the Fund’s net advisory profits for the Fund’s first two years and 50% of the Fund’s net advisory profits thereafter.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Penserra
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra will be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the underlying index, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program. The

40

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Trustees further noted that they had received and reviewed Penserra’s Materials, including Penserra’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is an index-based ETF. Consequently, with respect to the Fund’s future performance, the Board will consider the extent to which the Fund tracks its underlying index.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Penserra for its services to the Fund, which included an annual minimum fee. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Penserra’s financial resources and information regarding its ability to support its management of the Fund, noting that Penserra had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Penserra might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

41

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Defiance US 100 Tech AI Moat ETF (AIX)
Defiance US 100 Tech Ex Software ETF (XIGV)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on May 26, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance US 100 Tech AI Moat ETF (“AIX”) and the Defiance US 100 Tech Ex Software ETF (“XIGV”) (each, a “Fund”, together, the “Funds”), and (ii) the investment sub-advisory agreement between the Adviser and Tidal Investments LLC (“Tidal” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Funds by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services to be rendered to the Funds; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares each Funds’ investment fees and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (iv) the extent to which any economies of scale might be realized as the Funds grow and whether the advisory fee for each Fund reflects these economies of scale for the benefit of each Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Funds; and (vi) other factors the Board deemed to be relevant.
The Board also considered that the Advisers, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Funds by the Advisers, and additional information about the Advisers’ personnel and operations. The Adviser’s representative also described each Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Adviser’s oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Funds.
The Board also considered other services to be provided by the Adviser to the Funds, including oversight of the Sub-Adviser and monitoring the extent to which the Funds achieve their investment objective as index-based funds. The Board also noted that the Adviser will monitor the Funds’ adherence to its investment restrictions as well as its compliance with the Funds' policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Funds are index-based. Consequently, with respect to the Funds’ future performance, the Board will focus on the Adviser’s ability to track the Funds’ underlying index closely.

42

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Cost of Services to be Provided and Economies of Scale. The Board reviewed each Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared each Fund’s net expense ratio to its Peer Group and Peer Universe as shown in the FUSE Report, as well as its Selected Peer Group. In reviewing peer funds, the Board noted the Adviser’s explanation that no ETFs are currently available on the market that pursue identical strategies as these Funds.
AIX: The Board considered that the AIX Peer Universe was comprised of passively managed, thematic and strategic beta technology ETFs, and the AIX Peer Group was made up of a subset of the Peer Universe that emphasize factor-driven technology strategies, broad innovation, disruptive thematic exposure, and/or target access to the broader artificial intelligence (“AI”) ecosystem. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the two index-based ETFs in its Selected Peer Group, both of which have significant exposure to U.S. tech and a combined total of assets under management exceeding $500 billion.
XIGV: The Board considered that the XIGV Peer Universe was comprised of passively managed, thematic and strategic beta technology ETFs, and the XIGV Peer Group was made up of a subset of the Peer Universe that emphasize factor-driven technology strategies, broad innovation, and disruptive thematic exposure. The Board noted that the Fund’s net expense ratio was higher than the net expense ratio of all of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the two index-based ETFs in its Selected Peer Group, both of which have significant exposure to U.S. tech and a combined total of assets under management exceeding $500 billion.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and, consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as each Fund’s assets grow. The Board determined, however, that the Funds’ unitary fee structure reflects a sharing of economies of scale between the Adviser and the Funds at expected asset levels for the Funds. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Funds.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Tidal
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that Tidal will be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as

43

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
instructed by the Adviser or in connection with any rebalancing or reconstitution of the underlying index, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Tidal, the Board considered reports of the Trust’s CCO with respect to Tidal’s compliance program. The Trustees further noted that they had received and reviewed Tidal’s Materials, including Tidal's response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Tidal’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Funds are both index-based ETFs. Consequently, with respect to the Funds’ future performance, the Board will consider the extent to which each Fund tracks its underlying index.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Tidal for its services to the Funds, which included an annual minimum fee. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Funds and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Tidal’s financial resources and information regarding its ability to support its management of the Funds, noting that Tidal had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by Tidal from its relationship with the Funds, taking into account an analysis of Tidal's estimated profitability with respect to the Funds at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Tidal might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although the Funds’ sub-advisory fee rate does not include asset-level breakpoints, because the Funds pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Funds’ shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grows to determine whether economies of scale were being effectively shared with the Funds and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

44

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Defiance Retail Kings ETF (RKNG)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Retail Kings ETF (the “Fund”), and (ii) the investment sub-advisory agreement between the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser and Penserra, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Adviser’s representatives provided an oral overview of the services to be provided to the Fund by the Advisers and additional information about the Adviser’s personnel and operations. The Advisers also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including an assessment of the Adviser’s compliance program provided by the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as other details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. The Board also noted that the Adviser will monitor the Fund’s adherence to its investment restrictions as well as its compliance with Fund policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s ability to achieve the Fund’s investment objective and its

45

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
oversight of the Sub-Adviser’s day-to-day management of the Fund. In addition, the Board will compare the Fund’s returns to those of comparable peer funds and an appropriate benchmark index.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of ETFs that invest through a sentiment tracking process or employ a similar tactical investing approach related to tracking market dynamic and opportunities (the “Peer Group”). The Board noted, however, that the funds in the Peer Group use different metrics and span a range of market caps and investment styles. The Board also observed that the Peer Group included index-based ETFs, actively managed ETFs, and fund of fund ETFs, as well as both funds with established track records and over $100 million in assets under management (“AUM”) and recently launched funds with lower AUM. In particular, the Board noted that the Fund’s expected net expense ratio would be higher than the median net expense ratio, but within the range, of the funds included in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of a competitor ETF identified by the Adviser (the “Selected Peer ETF”). The Board noted that the Selected Peer ETF was an index-based ETF that applies a sentiment-driven methodology to identify stocks with strong retail and social media attention. The Board noted that the Selected Peer ETF, like the Fund, focuses on retail-influenced equity trends. The Board observed that the Fund’s proposed net expense ratio was slightly higher than the net expense ratio of its index-based Selected Peer ETF.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Penserra
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra will be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s portfolio, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program. The

46

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Trustees further noted that they had received and reviewed Penserra’s Materials, including Penserra’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is an actively-managed ETF and the Sub-Adviser executes trades but does not make investment decisions. Consequently, with respect to the Fund’s future performance, the Board will consider the extent to which the Sub-Adviser executes trades on behalf of the Fund.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Penserra for its services to the Fund, which included an annual minimum fee. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Penserra’s financial resources and information regarding its ability to support its management of the Fund, noting that Penserra had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Penserra might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

47

DEFIANCE ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Defiance Space and Connective Tech ETF (UFOX)
(formerly, Defiance Connective Technologies ETF (SIXG))
Defiance Quantum ETF (QTUM)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 11-12, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Defiance ETFs, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of Defiance Connective Technologies ETF (“SIXG”) and Defiance Quantum ETF (“QTUM”) (each, a “Fund” and, together, the “Funds”). Subsequent to the Meeting, the Board approved changes to the name and ticker symbol, as well as the investment objective, investment strategies, and investment policies, of SIXG to Defiance Space and Connective Tech ETF (UFOX).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) comparative performance, fee, and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference nine days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for

48

DEFIANCE ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
purchases and redemptions of each Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. The Board considered Fund returns for the period ended December 31, 2025. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its underlying index before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index. The Board further observed that, by successfully tracking each Fund’s underlying index, the Sub-Adviser, serving as each Fund’s trading sub-adviser, had managed each Fund’s portfolio in an appropriate manner.
The Board then reviewed the Materials, including the FUSE Report, which compared the performance results of each Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of passively-managed, technology thematic ETFs (each, a “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (each, a “Peer Group”). The Board also reviewed comparisons of each Fund’s returns to those of a benchmark as set forth in a due diligence questionnaire.
SIXG: The Board noted that SIXG outperformed the median return of its Peer Group and Peer Universe for each of the one-, three-, five-year, and since inception periods. In addition, the Board noted that SIXG outperformed its broad-based benchmark, the S&P 500® Index, over each of the one-, three-, five-year, and since inception periods.
QTUM: The Board noted that QTUM performed in line with the median return of its Peer Group and outperformed its Peer Universe for the one-, three-, five-year, and since inception periods. In addition, the Board noted that QTUM outperformed its broad-based benchmark, the S&P 500® Index, over each of the one-year, three-year, five-year, and since inception periods.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee rate does not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

49

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/04/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	9/04/2026

* Print the name and title of each signing officer under his or her signature.